Shareholders' Equity	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 11:- SHAREHOLDERS’ EQUITY

a.	Company’s shares:

1.	Ordinary shares:

Any ordinary share confers equal rights to dividends and bonus shares and to participate in the distribution of surplus assets upon liquidation in proportion to the par value of each share regardless of any premium paid thereon, all subject to the provisions of the Company’s articles of association. Each ordinary share confers its holder the right to participate the general meetings of the shareholders of the Company, with one vote on any matter presented to the shareholders.

2.	On September 16, 2020, the Company closed a follow-on offering that had a secondary component. In the offering, the Company issued and sold to the public 2,999,999 ordinary shares for aggregate net proceeds of $161,981, net of underwriting discounts, commissions and offering expenses. In addition, in the secondary component of the offering, 1,689,942 ordinary shares that were issued pursuant to the exercise of warrants were sold by the Company’s global customer. The Company did not receive any of the proceeds from the sale of these additional ordinary shares.

3.	On November 19, 2021, the Company closed a follow-on offering where 2,336,892 ordinary shares were issued and sold by the Company to the public for an aggregate net amount of $339,760. In addition, 705,953 ordinary shares that were issued to a customer pursuant to exercise of its warrants were sold by the Company’s customer. The Company did not receive any of the proceeds from the sale of these additional ordinary shares by the customer.

b.	Share option and RSU’s plans:

The Company’s Board of Directors has approved equity incentive plans pursuant to which the Company is authorized to issue to employees, directors and officers of the Company and its subsidiaries (the “optionees”) options to purchase ordinary shares of the company, at an exercise price equal to at least the fair market value of the ordinary shares at the date of grant. The terms of option grants generally provide that 25% of total options are exercisable one year after the grant or vesting start date determined for each optionee and a further 6.25% is exercisable at the end of each subsequent three-month period over the following 3 years. Options are exercisable for up to 10 years from the grant date. Options that are cancelled or forfeited before expiration become available for future grants.

Under the company equity incentive plans, beginning in 2017, the Company grants RSU’s, including performance-based RSUs. The RSU’s generally vest over a period of four years of employment and performance-based RSU’s vest also based on performance targets. RSU’s that are cancelled or forfeited become available for future grants.

During December 2022, the Company’s board of directors approved a decrease of 1,065,982 as to the number of ordinary shares reserved for issuance under the Company’s equity incentive plans. As of December 31, 2022, an aggregate of 3,567,317 ordinary shares were available for future grants under those plans.

c.	A summary of the Company’s share option activity and related information is as follows:

	Number of shares upon exercise	Weighted average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	413,175	$19.58	5.79	$54,815
Granted	356,933	95.04	-	-
Exercised	(38,559)	17.86	-	1,086
Forfeited	(63,227)	99.63	-	-

Outstanding at end of year	668,322	$52.66	6.68	$2,310

Exercisable at end of year	339,777	$17.66	4.42	$2,288

As of December 31, 2022, the Company had $11,357 of unrecognized compensation expense related to non-vested share options expected to be recognized over a weighted average period of 3.05 years.

The weighted average fair value of options granted during the years ended December 31, 2022, 2021 and 2020 was $47.06, $64.93 and $31.55 per share, respectively. The total intrinsic value of options exercised during the years ended December 31, 2022, 2021 and 2020 was $1,086, $27,181 and $12,698, respectively.

d.	A summary of the Company’s RSU’s activity is as follows:

Number of RSUs

Unvested at beginning of year	684,666
Granted	827,504
Vested	(295,108)
Forfeited	(166,723)

Unvested at the end of the year	1,050,339

The weighted average fair value at grant date of RSU’s granted for the years ended December 31, 2022, 2021 and 2020 was $43.65, $115.65 and $40.93, respectively. The total fair value of RSU’s vested during the year ended December 31, 2022, was $1,338.

The weighted average fair value of RSU’s vested during the years ended December 31, 2022, 2021 and 2020 was $57.98, $31.63 and $24.52, respectively.

As of December 31, 2022, the Company had $43,865 of unrecognized compensation expenses related to RSU’s, expected to be recognized over a weighted average period of 2.78 years.

e.	The following table sets forth the total share-based compensation expense included in the consolidated statements of operations for the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31,
	2022	2021	2020

Cost of products	$2,185	$1,355	$1,056
Cost of services	1,676	1,105	771
Research and development, net	5,312	2,685	1,712
Sales and marketing	7,361	5,004	2,893
General and administrative	6,115	4,984	3,604

Total share-based compensation expenses	$22,649	$15,133	$10,036

f.	On January 10, 2017, the Company signed a master purchase agreement with Amazon Inc. under which 2,932,176 warrants to purchase ordinary shares of the Company at an exercise price of $13.04 were issued to Amazon as a customer incentive. The warrants are subject to vesting as a function of payments for purchased products and services of up to $150 million over a five-year period beginning on May 1, 2016, with the shares vesting incrementally each time Amazon makes a payment totaling $5 million to the Company. On September 16, 2020 Amazon Inc. exercised 2,162,463 warrants via cashless exercise and sold all 1,689,942 shares received upon that exercise. On November 19, 2021 Amazon Inc. exercised 769,713 warrants via cashless exercise and sold all 705,953 shares received upon that exercise. As of December 31, 2022, all of the warrants under that original master purchase agreement had been exercised.

On September 14, 2020, the Company signed an amendment to the master purchase agreement with Amazon Inc. under which an additional 3,401,028 warrants to purchase ordinary shares of the Company at an exercise price of $59.26 were issued to Amazon as a customer incentive. The warrants are subject to vesting as a function of payments for purchased products and services of up to $400 million over a five-year period beginning on January 2021, with the shares vesting incrementally each time Amazon makes a payment totaling $5 million to the Company. As of December 31, 2022, 1,515,870 warrants were exercisable under the amendment to the master purchase agreement.

The fair value of the warrants was measured on the grant date using the Monte Carlo simulation with assumptions of risk-free rate of 0.4%, volatility rate of 52%, dividend yield of 0% and expected term of 5.32 years.

The Company recognized a reduction to revenues of $22,500, $25,423 and $5,366 during the years ended December 31, 2022, 2021 and 2020, respectively, in respect of the warrants granted to Amazon. The total unrecognized amount to be recognized as a reduction to revenues related to the warrants granted to Amazon amounted to $61,675 as of December 31, 2022.